SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of reserve for credit losses (Detail) - Branded Online Inc dba Nogin [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance at beginning of period	$ 428	$ 379
Additions to allowance for credit losses	433	437
Cash receipts	0	0
Write-offs	(455)	(388)
Balance at end of period	$ 406	$ 428